TAXATION (Narrative) (Details) $ in Millions	1 Months Ended		12 Months Ended
	Apr. 30, 2009	Apr. 14, 2008	Dec. 31, 2018 USD ($)	Dec. 31, 2018 HKD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2012
Income Tax [Line Items]
Unrecognized Tax benefits			$ 74,995,000		$ 79,436,000	$ 78,933,000	$ 70,296,000
Transitional enterprise income tax rate			25.00%	25.00%
Preferential tax rate					15.00%	15.00%	15.00%
Unrecognized Tax Benefits that Would Impact Effective Tax Rate					$ 72,608,000	$ 77,561,000
Income Tax Examination, Penalties and Interest Expense					1,304,000	9,593,000	$ 15,270,000
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued					65,296,000	67,355,000
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration			$ 37,243,000
Deferred Tax Liabilities, Undistributed Foreign Earnings					40,436,000	28,716,000
Deferred Tax Liabilities					31,652,000	$ 33,246,000
Temporary differences related to investment in subsidiaries			$ 72,088,000		$ 61,961,000
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent			21.00%	21.00%	35.00%
Deferred Tax Assets, Net			$ 13,834,000
Deferred Tax Assets, Tax Credit Carryforwards			238,577,000
Current Federal, State and Local, Tax Expense (Benefit)			$ 50		$ 0
Applicable Enterprise Income Tax Rate					12.50%	12.50%	12.50%
Accrued Expenses And Other Liabilities [Member]
Income Tax [Line Items]
Unrecognized Tax benefits					$ 137,904,000	$ 144,915,000
PRC Domestic Entities and the PRC Domestic Entities' subsidiaries [Member]
Income Tax [Line Items]
Temporary differences related to withholding taxes on undistributed earnings of subsidiaries					319,483,000	338,695,000
Temporary differences related to investment in subsidiaries					$ 31,948,000	$ 33,869,000
HONG KONG
Income Tax [Line Items]
Preferential tax rate					16.50%
CHINA
Income Tax [Line Items]
Preferential tax rate						15.00%
Inland Revenue, Hong Kong [Member]
Income Tax [Line Items]
Preferential tax rate			8.25%	8.25%
Income Taxes Amount of Profits Subject to Half of Current Tax Rate				$ 2
Latest Tax Year [Member]
Income Tax [Line Items]
Operating loss carry forwards expiration date					2023
Earliest Tax Year [Member]
Income Tax [Line Items]
Operating loss carry forwards expiration date					2019
Enterprise Income Tax Law [Member]
Income Tax [Line Items]
Transitional enterprise income tax rate			25.00%	25.00%
Statutory Tax Rate		15.00%
Reduced enterprise income tax rate	15.00%
SouFun Media ,Beijing Zhongzhi, SouFun Network, Beijing Technology and Beijing JTX Technology [Member]
Income Tax [Line Items]
Preferential tax rate								15.00%